Total Equity - Authorized and Issued capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Multiple voting shares
Total Equity
Voting percentage of multiple voting shares	41.80%
Number of shares issued	1,548,000	1,548,000
Fairfax subordinate voting shares
Total Equity
Number of shares issued	24,233,657	24,598,380
Number of shares reserved for share-based payments	1,979,179	2,021,845